Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Summary of Significant Accounting Policies [Line Items]
Government subsidies	$ 120,217	$ 1,536,455
Deferred revenue	495,338		$ 402,407
Deferred revenue recognized	$ 341,526	$ 151,394
Contract costs term	1 year
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred revenue	$ 495,338		$ 402,407
WORK Medical Technology Group LTD [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership in the subsidiary	100.00%